Related Party Transactions (Details)				1 Months Ended	12 Months Ended
	Jul. 01, 2021 AUD ($)	Jul. 01, 2020 USD ($)	Jan. 01, 2019 AUD ($)	Jan. 31, 2017 AUD ($)	Jun. 30, 2022 AUD ($) $ / shares	Jun. 30, 2022 USD ($)	Jun. 30, 2021 AUD ($)	Jun. 30, 2020 AUD ($) shares	Jun. 30, 2019 AUD ($) shares
Related Party Transactions (Details) [Line Items]
Rental expense					$ 42,990
Lease renewed					Jan. 01, 2022	Jan. 01, 2022
Additional payable					$ 35,000
Legal services (in Dollars)						$ 20,000
Wattle Laboratories Pty Ltd [Member]
Related Party Transactions (Details) [Line Items]
Rental expense			$ 41,738		42,364		$ 40,607	$ 41,369
Wattle Laboratories Pty Ltd [Member] | Short-term Funding Agreements [Member]
Related Party Transactions (Details) [Line Items]
Rental expense				$ 39,525
Grandlodge Capital Pty Ltd [Member]
Related Party Transactions (Details) [Line Items]
Warehousing, distribution and invoicing services	$ 77,000	$ 70,000			$ 70,000
Share issued price per share (in Dollars per share) | $ / shares					$ 0.16
Warehousing distribution and services fees								$ 100,978	$ 93,678
Ordinary shares issued (in Shares) | shares								437,500	437,500